Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment reporting
Schedule of the Group's operating segment results

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues:
JD Retail	254,396,326	356,020,374	447,502,173
New Businesses	3,297,434	6,021,508	14,665,281
Inter-segment(*)	(223,300)	(546,667)	(1,103,943)
Total segment net revenues	257,470,460	361,495,215	461,063,511
Unallocated items(**)	819,487	836,539	956,248
Total consolidated net revenues	258,289,947	362,331,754	462,019,759

Operating income/(loss):
JD Retail	2,269,500	4,956,264	7,049,222
New Businesses	(670,430)	(2,070,668)	(5,136,657)
Total segment operating income	1,599,070	2,885,596	1,912,565
Unallocated items(**)	(2,850,723)	(3,721,072)	(4,531,696)
Total consolidated operating loss	(1,251,653)	(835,476)	(2,619,131)
Total other income/(expense)	(630,248)	956,436	245,453
Income/(loss) before tax	(1,881,901)	120,960	(2,373,678)

(*) The inter-segment eliminations mainly consisted of services provided by JD Retail to overseas business, and services provided by JD Logistics to the vendors of JD Retail, which the Group recorded as a deduction of cost of revenues at the consolidated level.

(**) Unallocated items include revenue from business cooperation arrangements with equity investees, share-based compensation, amortization of intangible assets resulting from assets and business acquisitions, and impairment of goodwill and intangible assets, which are not allocated to segments.